Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions and balances
Schedule of name of related parties and relationship with the group

Name of related parties	Relationship with the Group
Ctrip Investment Holding Co., Ltd. (“Trip.com”)	a shareholder of the Company with the right to appoint one director of the Company
JD.com Investment Limited (“JD”)	a shareholder with one board director of the Company
Hopeful Tourism Limited (“Caissa”, a wholly-owned subsidiary of Caissa Sega Tourism Culture Investment Limited)	a shareholder with one board director of the Company (before February 29, 2024)
HNA Tourism and HNA Trust	a shareholder with two board directors of the Company
Beijing Hengxin International Travel Agency Co., Ltd. (“Hengxin”)	an associate of the Company (from June 2022 after the disposal of Hengxin)
Fullshare Holdings Limited (“Fullshare”)	a principal shareholder
Guangxi Yijianyou Tourism Operation Co., Ltd. (“Yijianyou”)	an associate of the Company

Schedule of balance with related parties

	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(d))
Current:
Amounts due from Trip.com	8,697	570	78
Amounts due from JD	—	182	25
Amounts due from Caissa	818	—	—
Total	9,515	752	103

Current:
Amounts due to Trip.com	5,216	1,891	259
Amounts due to Hengxin	371	348	48
Amounts due to Yijianyou	—	882	121
Amounts due to Caissa	818	—	—
Total	6,405	3,121	428